Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Apr. 25, 2024	Mar. 04, 2024	Dec. 31, 2023
Assets:
U.S. Treasury debt securities	$ 0			$ 17,398
Liabilities:
Warrant liability - public warrants	46,923			2,356
U.S. treasury bonds
Assets:
U.S. Treasury debt securities	0			17,398
Fair Value, Recurring
Assets:
Total assets				17,398
Liabilities:
Total liabilities	46,923			2,356
Fair Value, Recurring | U.S. treasury bonds
Assets:
U.S. Treasury debt securities				17,398
Fair Value, Recurring | Level 1
Assets:
Total assets				17,398
Liabilities:
Total liabilities	4,141			2,356
Fair Value, Recurring | Level 1 | U.S. treasury bonds
Assets:
U.S. Treasury debt securities				17,398
Fair Value, Recurring | Level 2
Assets:
Total assets				0
Liabilities:
Total liabilities	0			0
Fair Value, Recurring | Level 2 | U.S. treasury bonds
Assets:
U.S. Treasury debt securities				0
Fair Value, Recurring | Level 3
Assets:
Total assets				0
Liabilities:
Total liabilities	42,782			0
Fair Value, Recurring | Level 3 | U.S. treasury bonds
Assets:
U.S. Treasury debt securities				0
Public Warrants | Fair Value, Recurring
Liabilities:
Warrant liability - public warrants	4,141			2,356
Public Warrants | Fair Value, Recurring | Level 1
Liabilities:
Warrant liability - public warrants	4,141			2,356
Public Warrants | Fair Value, Recurring | Level 2
Liabilities:
Warrant liability - public warrants	0			0
Public Warrants | Fair Value, Recurring | Level 3
Liabilities:
Warrant liability - public warrants	0			$ 0
Class 1 And Class 2 Warrants
Liabilities:
Warrant liability - public warrants		$ 2,600	$ 27,700
Class 1 And Class 2 Warrants | Fair Value, Recurring
Liabilities:
Warrant liability - public warrants	42,782
Class 1 And Class 2 Warrants | Fair Value, Recurring | Level 1
Liabilities:
Warrant liability - public warrants	0
Class 1 And Class 2 Warrants | Fair Value, Recurring | Level 2
Liabilities:
Warrant liability - public warrants	0
Class 1 And Class 2 Warrants | Fair Value, Recurring | Level 3
Liabilities:
Warrant liability - public warrants	$ 42,782